Cover Page	Dec. 04, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 04, 2024
Entity Registrant Name	Energizer Holdings, Inc.
Entity Incorporation, State or Country Code	MO
Entity File Number	1-36837
Entity Tax Identification Number	36-4802442
Entity Address, Address Line One	8235 Forsyth Boulevard, Suite 100
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63105
City Area Code	314
Local Phone Number	985-2000
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	ENR
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001632790
Amendment Flag	false